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                                  Statement of Additional Information Supplement
                                                               February 22, 2006


                    Morgan Stanley Institutional Fund, Inc.

[SIDEBAR]
Supplement dated
February 22, 2006 to the
Statement of Additional
Information of Morgan Stanley
Institutional Fund, Inc. dated
April 29, 2005

The second paragraph of the section of the Fund's STATEMENT OF ADDITIONAL INFORMATION titled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

     - complete portfolio holdings information on a monthly basis, with a minimum 15 calendar day lag; and

     - top 10 (or top 15) holdings monthly with a minimum 15 calendar day lag.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.